Semiannual Report

VALUE
FUND

-------------
June 30, 1997
-------------

[LOGO OF T. ROWE PRICE APPEARS HERE]

T. ROWE PRICE

Report Highlights
--------------------------------------------------------------------------------
Value Fund

 . The stock market continued strong after a relatively modest start this year, as good earnings and fairly stable interest rates fueled a strong rally during the past three months.

 . Your fund's return was strong for the six-month period ended June 30, surpassing the Lipper average but trailing the broad market.

 . Our value investment strategy sometimes leads to more moderate returns relative to the S&P 500, which has been the case so far in 1997.

 . We bought several stocks that met our valuation criteria and sold stocks in companies that were takeover targets or reached our price targets for other reasons.

 . Investors should temper their return expectations for the next few quarters.
  However, we believe we can identify promising stocks for the fund in any market environment.

Fellow Shareholders

After a strong 1996, the equity market continued to advance sharply in the first half of 1997. The year began slowly with the market gaining only modestly in the first several months of the year. April, May, and June, however, were another matter altogether as the combination of good corporate earnings growth, generally stable interest rates, and strong investor demand for equities fueled a sharply rising, almost frenzied, equity market.

----------------------
Performance Comparison
--------------------------------------------------------------------------------
Periods Ended 6/30/97                     6 Months              12 Months
--------------------------------------------------------------------------------
Value Fund                                  17.18%                 32.29%
 ................................................................................
S&P 500                                     20.61                  34.70
 ................................................................................
Lipper Growth &  Income
Funds Average                               15.52                  28.07
 ................................................................................

As shown in the Performance Comparison table, your fund trailed the unmanaged Standard & Poor's 500 Stock Index in this environment while performing better than the Lipper average return for similar funds. The same performance pattern held for the last 12 months. Often in sharply rising markets, funds with a value orientation such as the Value Fund advance at a more moderate pace than the general market. This was certainly true in the first half of the year, although we are pleased with the fund's absolute returns and its favorable comparison against competitive funds. By the end of June, valuation levels in terms of price/earnings ratios and dividend yields were at historically expensive levels, making our task somewhat more challenging.

FIRST HALF DISTRIBUTIONS

On June 25, your Board of Trustees declared a second quarter income dividend of $0.05 per share. The dividend was paid on June 27 to shareholders of record on June 25, and you should already have received your check or statement reflecting it. The fund also paid an income dividend of $0.06 per share and a capital gain dividend of $0.18 per share at the end of March. All these will be reported on Form 1099-DIV, which will be mailed to you in January 1998.

PORTFOLIO REVIEW

Our investment approach focuses on companies we consider undervalued in terms of price-to-earnings, price-to-cash flow, price-to-book value, or some combination of these measures. We believe investments in such companies give shareholders an attractive combination of relatively low risk and reasonable return potential. Our major risk is not that we will lose a large amount on any given investment, but that a particular holding may not advance as much or as quickly as we hoped. Often, this investment approach generates return patterns similar to the proverbial steady but slow tortoise racing the speedy but more erratic hare. This has been the case so far in 1997.

[PIE CHART APPEARS HERE]

----------------------
Sector Diversification
--------------------------------------------------------------------------------

All Others                   25%
Consumer Cyclicals            5%
Basic Materials               3%
Capital Equipment             6%
Financial                    19%
Consumer Services            16%
Consumer Nondurables         16%
Process Industries           10%

Based on net assets as of 6/30/97.

Throughout the first half of the year, we initiated new investments in a number of companies meeting our investment criteria. Invariably our approach results in a very eclectic list of portfolio companies. Recent purchases highlighted in the Major Portfolio Changes table following this letter ranged from Smith & Nephew (a U.K.-based medical products company) to RJR Nabisco (a food and tobacco conglomerate that faces more favorable prospects given a probable resolution of the tobacco debate) to Owens Corning (a leading manufacturer of building products) to EXEL (an excess liability insurance company). Using a variety of valuation techniques helps us uncover investments such as these that offer an attractive combination of relatively low downside risk and good upside potential.

Regarding positions eliminated from the portfolio, most of the companies highlighted in the same table had risen to price levels where their relative valuations were no longer as appealing to us as when we purchased them. Four of the companies sold were successful investments since they were acquired by other companies: Alexander & Alexander, Crestar Financial (originally purchased as Citizens Bancorp), Petrolite, and Keystone International.

SUMMARY AND OUTLOOK

While your fund operates without paying much attention to the short-term movements of the overall stock market, we cannot help but be awed by the market's advance thus far in 1997--and also by the potential risk such a sharp rally entails.

Coming into the year we were cautious about the market's prospects after exceptionally good years in 1995 and 1996. We continue to feel that investors should temper their expectations for returns over the next several quarters. Whatever the broad market environment, however, we will always strive to identify promising investments on your behalf.

As always, we appreciate your continued confidence and support.


Respectfully submitted,

/s/ Brian C. Rogers

Brian C. Rogers
President and Chairman of the Investment Advisory Committee

July 18, 1997

T. Rowe Price Value Fund
--------------------------------------------------------------------------------

--------------------
Portfolio Highlights
--------------------------------------------------------------------------------

MAJOR PORTFOLIO CHANGES
Listed in descending order of size

6 Months Ended 6/30/97


Ten Largest Purchases                        Ten Largest Sales
--------------------------------------------------------------------------------
Smith & Nephew *                             C.R. Bard **
 ................................................................................
RJR Nabisco *                                Alexander & Alexander **
 ................................................................................
EXEL *                                       Crestar Financial **
 ................................................................................
Hercules *                                   Delta **
 ................................................................................
Owens Corning *                              Texas Instruments **
 ................................................................................
Toys "R" Us *                                First Brands **
 ................................................................................
Burlington Northern Santa Fe *               Petrolite **
 ................................................................................
Wheelabrator Technologies *                  Royal Caribbean Cruises **
 ................................................................................
TriMas *                                     Philips N.V. ADR**
 ................................................................................
360 Communications *                         Keystone International **
 ................................................................................

 * Positions added
** Positions eliminated

T. Rowe Price Value Fund
-------------------------------------------------------------------------------

--------------------
Portfolio Highlights
-------------------------------------------------------------------------------

TWENTY-FIVE LARGEST HOLDINGS

                                                                   Percent of
                                                                   Net Assets
                                                                      6/30/97
-------------------------------------------------------------------------------
Newmont Mining                                                            1.9%
 ...............................................................................
Amerada Hess                                                              1.6
 ...............................................................................
ITT                                                                       1.6
 ...............................................................................
EXEL                                                                      1.5
 ...............................................................................
Toys "R" Us                                                               1.4
-------------------------------------------------------------------------------

FMC                                                                       1.4
 ...............................................................................
Mellon Bank                                                               1.4
 ...............................................................................
Westinghouse                                                              1.3
 ...............................................................................
Burlington Northern Santa Fe                                              1.3
 ...............................................................................
Allergan                                                                  1.3
-------------------------------------------------------------------------------

Whitman                                                                   1.3
 ...............................................................................
Mercantile Stores                                                         1.3
 ...............................................................................
Tomkins                                                                   1.3
 ...............................................................................
Hercules                                                                  1.2
 ...............................................................................
ADVANTA                                                                   1.2
-------------------------------------------------------------------------------

Wheelabrator Technologies                                                 1.2
 ...............................................................................
Mid Ocean Limited                                                         1.2
 ...............................................................................
TriMas                                                                    1.2
 ...............................................................................
Smith & Nephew                                                            1.2
 ...............................................................................
RJR Nabisco                                                               1.2
-------------------------------------------------------------------------------

Great Lakes Chemical                                                      1.1
 ...............................................................................
Owens Corning                                                             1.1
 ...............................................................................
St. Paul Companies                                                        1.1
 ...............................................................................
Witco                                                                     1.1
 ...............................................................................
General Dynamics                                                          1.1
-------------------------------------------------------------------------------

TOTAL                                                                    32.5%


T. ROWE PRICE VALUE FUND
--------------------------------------------------------------------------------
-----------------------
Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The index return does not reflect expenses, which have been deducted from the fund's return.

VALUE FUND
--------------------------------------------------------------------------------

[LINE GRAPH APPEARS HERE]

                         Index          Fund-Li         Fund-Ar
        9/30/94         10,000.0        10,000.0        10,000.0
        6/95            12,019.0        12,723.0        12,723.0
        6/96            15,144.0        16,413.0        16,413.0
        6/97            20,399.0        21,713.0        21,713.0



-------------------------------------
Average Annual Compound Total Return
--------------------------------------------------------------------------------

This table shows how the fund would have performed if its actual (or cumulative) returns for the periods shown had been earned at a constant rate each year.

                                                     Since   Inception
  Periods Ended 6/30/97              1 Year      Inception        Date
  ---------------------------------------------------------------------
  Value Fund                         32.29%         32.59%     9/30/94
  .....................................................................

Investment return and principal value represent past performance and will vary.
Shares may be worth more or less at redemption that at original purchase.


T. Rowe Price Value Fund
--------------------------------------------------------------------------------
Unaudited


---------------------
Financial Highlights            For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                  6 Months        Year                9/30/94
                                     Ended       Ended                Through
                                   6/30/97    12/31/96    12/31/95   12/31/94
NET ASSET VALUE

Beginning of Period               $  15.76    $  13.21     $ 10.24     $10.00
                                  ..............................................
Investment activities
   Net investment income              0.11        0.27*       0.27*      0.08*
   Net realized and
   unrealized gain (loss)             2.57        3.45        3.78       0.23
                                  ..............................................
   Total from
   investment activities              2.68        3.72        4.05       0.31
                                  ..............................................
 Distributions
   Net investment income             (0.11)      (0.26)      (0.26)     (0.07)
   Net realized gain                 (0.18)      (0.91)      (0.82)        --
                                  ..............................................
   Total distributions               (0.29)      (1.17)      (1.08)     (0.07)
                                  ..............................................
NET ASSET VALUE
End of period                     $  18.15    $  15.76     $ 13.21     $10.24
                                  ----------------------------------------------

Ratios/Supplemental Data

Total return                         17.18%      28.51%*     39.85%*     3.10%*
 ................................................................................
Ratio of expenses to
average net assets                    1.10%+      1.10%*      1.10%*     1.10%*+
 ................................................................................
Ratio of net investment
income to average
net assets                            1.47%+      1.71%*      2.03%*     3.16%*+
 ................................................................................
Portfolio turnover rate               73.1%+      68.0%       89.7%      30.8%+
 ................................................................................
Average commission rate paid      $ 0.0422    $ 0.0471           --         --
 ................................................................................
Net assets, end of period
(in thousands)                    $345,430    $197,846     $46,582     $8,850
 ................................................................................

* Excludes expenses in excess of a 1.10% voluntary expense limitation in effect through 12/31/96.
+  Annualized.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Value Fund
--------------------------------------------------------------------------------
Unaudited                                                        June 30, 1997

------------------------
Statement of Net Assets                            Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands
Common Stocks  92.4%

FINANCIAL 19.0%

Bank and Trust 5.6%
Bankers Trust New York                                 30,000      $     2,610
 ................................................................................
Dime Bancorp                                          125,000            2,188
 ................................................................................
First Mariner Bancorp *                                40,000              510
 ................................................................................
Great Western Financial                                50,000            2,688
 ................................................................................
Mellon Bank                                           105,000            4,738
 ................................................................................
Mercantile Bancorporation                              50,000            3,037
 ................................................................................
Signet Banking                                        100,000            3,600
 ................................................................................
                                                                        19,371
                                                                   .............
Insurance 10.3%
ACE Limited                                            40,000            2,955
 ................................................................................
Chubb                                                  50,000            3,344
 ................................................................................
EXEL                                                  100,000            5,275
 ................................................................................
Hilb, Rogal and Hamilton                              125,000            2,125
 ................................................................................
LaSalle Re Holdings                                    57,000            1,682
 ................................................................................
Mid Ocean Limited                                      80,000            4,195
 ................................................................................
Nationwide Financial Services (Class A)               100,000            2,656
 ................................................................................
St. Paul Companies                                     50,000            3,812
 ................................................................................
Transamerica                                           35,000            3,275
 ................................................................................
W. R. Berkley                                          60,000            3,510
 ................................................................................
Willis-Corroon ADR                                    250,000            2,797
 ................................................................................
                                                                        35,626
                                                                   .............
Financial Services 3.1%
ADVANTA (Class B)                                     120,000            4,267
 ................................................................................
H&R Block                                             100,000            3,225
 ................................................................................
John Nuveen                                           100,000            3,125
 ................................................................................
                                                                        10,617
                                                                   .............
Total Financial                                                         65,614
                                                                   .............

UTILITIES 4.9%

Telephone Services 2.7%
360 Communications *                                  200,000            3,425
 ................................................................................
AT&T                                                   50,000            1,753
 ................................................................................

T. Rowe Price Value Fund
--------------------------------------------------------------------------------

                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands
Frontier                                              110,000      $     2,193
 ................................................................................
Telephone and Data Systems                             50,000            1,900
 ................................................................................
                                                                         9,271
                                                                   .............
Electric Utilities  2.2%
Centerior Energy                                      150,000            1,678
 ................................................................................
New York State Electric & Gas                          70,000            1,461
 ................................................................................
Ohio Edison                                            70,000            1,527
 ................................................................................
Unicom                                                125,000            2,782
 ................................................................................
                                                                         7,448
                                                                   .............
Total Utilities                                                         16,719
                                                                   .............

CONSUMER NONDURABLES  16.8%

Beverages  1.4%
Allied Domecq PLC (GBP)                               400,000            2,878
 ................................................................................
Brown-Forman (Class B)                                 40,000            1,952
 ................................................................................
                                                                         4,830
                                                                   .............
Food Processing  2.0%
McCormick                                             100,000            2,531
 ................................................................................
Whitman                                               175,000            4,430
 ................................................................................
                                                                         6,961
                                                                   .............
Health Care Services  0.9%
PacifiCare Health Systems (Class B) *                  50,000            3,192
 ................................................................................
                                                                         3,192
                                                                   .............
Hospital Supplies/Hospital Management  4.4%
Allergan                                              140,000            4,454
 ................................................................................
Bausch & Lomb                                          75,000            3,534
 ................................................................................
Smith & Nephew (GBP)                                1,500,000            4,172
 ................................................................................
St. Jude Medical *                                     75,000            2,925
 ................................................................................
                                                                        15,085
                                                                   .............
Pharmaceuticals  0.6%
IDEXX Laboratories *                                  175,000            2,171
 ................................................................................
                                                                         2,171
                                                                   .............
Miscellaneous Consumer Products  7.5%
Fortune Brands                                         40,000            1,492
 ................................................................................
Gallaher Group PLC ADR *                               40,000              738
 ................................................................................
Mattel                                                 75,000            2,541
 ................................................................................
National Presto                                        60,000            2,419
 ................................................................................

T. Rowe Price Value Fund
--------------------------------------------------------------------------------


                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands
Reebok                                                 75,000       $    3,506
 ................................................................................
RJR Nabisco                                           125,000            4,125
 ................................................................................
Seagram                                                30,000            1,207
 ................................................................................
Stanley Works                                          60,000            2,400
 ................................................................................
Tambrands                                              58,500            2,918
 ................................................................................
Tomkins (GBP)                                       1,000,000            4,363
 ................................................................................
                                                                        25,709
                                                                   .............
Total Consumer Nondurables                                              57,948
                                                                   .............

CONSUMER SERVICES  15.5%

General Merchandisers  3.0%
Mercantile Stores                                      70,000            4,406
 ................................................................................
Neiman Marcus *                                       101,000            2,651
 ................................................................................
Wal-Mart                                              100,000            3,381
 ................................................................................
                                                                        10,438
                                                                   .............
Specialty Merchandisers  2.7%
Lillian Vernon                                        120,000            2,025
 ................................................................................
The Limited                                           125,000            2,531
 ................................................................................
Toys "R" Us *                                         140,000            4,900
 ................................................................................
                                                                         9,456
                                                                   .............
Entertainment and Leisure  5.0%
Harrah's Entertainment *                              175,000            3,194
 ................................................................................
ITT *                                                  90,000            5,496
 ................................................................................
Mirage Resorts *                                       75,000            1,894
 ................................................................................
Outback Steakhouse *                                  150,000            3,623
 ................................................................................
Viacom (Class B) *                                    100,000            3,000
 ................................................................................
                                                                        17,207
                                                                   .............
Media and Communications  4.8%
Chris-Craft                                            56,650            2,733
 ................................................................................
Comcast (Class A)                                     125,000            2,617
 ................................................................................
Dun & Bradstreet                                       75,000            1,969
 ................................................................................
Scholastic *                                           80,000            2,798
 ................................................................................
Time Warner                                            70,000            3,377
 ................................................................................
Valassis Communications *                             125,000            3,000
 ................................................................................
                                                                        16,494
                                                                   .............
Total Consumer Services                                                 53,595
                                                                   .............

T. Rowe Price Value Fund
--------------------------------------------------------------------------------


                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

CONSUMER CYCLICALS  4.7%

Building and Real Estate  1.1%

Owens Corning                                          90,000      $     3,881
 ................................................................................
                                                                         3,881
                                                                   .............
Miscellaneous Consumer Durables  2.9%
Imation *                                             125,000            3,297
 ................................................................................
Polaroid                                               60,000            3,330
 ................................................................................
Tandy                                                  60,000            3,360
 ................................................................................
                                                                         9,987
                                                                   .............
Auto Related  0.7%
Bandag                                                 50,000            2,450
 ................................................................................
                                                                         2,450
                                                                   .............
Total Consumer Cyclicals                                                16,318
                                                                   .............
TECHNOLOGY  3.3%

Aerospace and Defense  2.3%

Allegheny Teledyne                                     80,000            2,160
 ................................................................................
General Dynamics                                       50,000            3,750
 ................................................................................
Raytheon                                               40,000            2,040
 ................................................................................
                                                                         7,950
                                                                   .............
Specialized Computer  1.0%

Digital Equipment *                                   100,000            3,544
 ................................................................................
                                                                         3,544
                                                                   .............
Total Technology                                                        11,494
                                                                   .............

CAPITAL EQUIPMENT  5.9%

Electrical Equipment  1.4%

Westinghouse                                          200,000            4,625
 ................................................................................
                                                                         4,625
                                                                   .............
Machinery  4.5%

Aeroquip-Vickers                                       75,000            3,544
 ................................................................................
Farrel                                                 25,000               86
 ................................................................................
FMC *                                                  60,000            4,766
 ................................................................................
NCR *                                                 100,000            2,975
 ................................................................................
TriMas                                                148,700            4,182
 ................................................................................
                                                                        15,553
                                                                   .............
Total Capital Equipment                                                 20,178
                                                                   .............


T. Rowe Price Value Fund
--------------------------------------------------------------------------------


                                                   Shares/Par             Value
--------------------------------------------------------------------------------
                                                                   In thousands

BUSINESS SERVICES AND TRANSPORTATION  5.0%

Computer Service and Software  1.6%

Broderbund Software *                                 100,000      $     2,475
 ................................................................................
Intuit *                                              140,000            3,207
 ................................................................................
                                                                         5,682
                                                                   .............
Miscellaneous Business Services  2.1%

Corporate Express *                                   200,000            2,881
 ................................................................................
Wheelabrator Technologies                             275,000            4,245
 ................................................................................
                                                                         7,126
                                                                   .............
Railroads  1.3%

Burlington Northern Santa Fe                           50,000            4,494
 ................................................................................
                                                                         4,494
                                                                   .............
Total Business Services and Transportation                              17,302
                                                                   .............
ENERGY  4.3%

Energy Services  1.1%

Witco                                                 100,000            3,794
 ................................................................................
                                                                         3,794
                                                                   .............

Integrated Petroleum - Domestic  2.5%

Amerada Hess                                          100,000            5,556
 ................................................................................
Union Texas Petroleum                                 150,000            3,141
 ................................................................................
                                                                         8,697
                                                                   .............
Exploration and Production  0.7%

Union Pacific Resources                               100,000            2,487
 ................................................................................
                                                                         2,487
                                                                   .............
Total Energy                                                            14,978
                                                                   .............

PROCESS INDUSTRIES  9.9%

Diversified Chemicals  2.3%

Dow Chemical                                           40,000            3,485
 ................................................................................
Hercules                                               90,000            4,309
 ................................................................................
                                                                         7,794
                                                                   .............
Specialty Chemicals  3.7%

Georgia Gulf                                           65,000            1,889
 ................................................................................
Great Lakes Chemical                                   75,000            3,928
 ................................................................................
Mallinkrodt                                            90,000            3,420
 ................................................................................


T. Rowe Price Value Fund
--------------------------------------------------------------------------------

                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

Millennium Chemicals                                  150,000      $     3,413
 ................................................................................
                                                                        12,650
                                                                   .............
Paper and Paper Products  1.5%
Champion International                                 45,000            2,486
 ................................................................................
Consolidated Papers                                    50,000            2,700
 ................................................................................
                                                                         5,186
                                                                   .............
Forest Products  2.4%
Boise Cascade                                          70,000            2,472
 ................................................................................
Louisiana Pacific                                     120,000            2,535
 ................................................................................
Potlatch                                               30,000            1,357
 ................................................................................
Rayonier                                               50,000            2,103
 ................................................................................
                                                                         8,467
                                                                   .............

Total Process Industries                                                34,097
                                                                   .............
BASIC MATERIALS  3.1%

Metals  0.6%
Reynolds Metals                                        30,000            2,137
 ................................................................................
                                                                         2,137
                                                                   .............
Mining  2.5%
Homestake Mining                                      125,000            1,633
 ................................................................................
LONRHO (GBP)                                          200,000              423
 ................................................................................
Newmont Mining                                        169,000            6,591
 ................................................................................
                                                                         8,647
                                                                   .............

Total Basic Materials                                                   10,784
                                                                   .............
Total Common Stocks (Cost  $276,100)                                   319,027
                                                                   .............
Short-Term Investments  10.1%

Certificates of Deposit  2.3%
Societe Generale, 5.92%, 9/17/97              $     2,000,000            2,001
 ................................................................................
Svenska Handlesbanken, 5.68 - 5.705%
    7/7 - 10/1/97                                   4,000,000            4,000
 ................................................................................
World Savings Bank, 5.57%, 7/8/97                   2,000,000            2,000
 ................................................................................
                                                                         8,001
                                                                   .............
Commercial Paper  7.8%
Delaware Funding, 4(2), 5.55%, 7/15/97              3,000,000            2,994
 ................................................................................
Dover Funding, 4(2), 5.55%, 7/21/97                 3,000,000            2,991
 ................................................................................
Falcon Asset Securitization, 4(2), 5.58%,
    8/18/97                                         2,000,000            1,985

        13

T. Rowe Price Value Fund
------------------------------------------------------------------------------

                                                                         Value
------------------------------------------------------------------------------
                                                                  In thousands

  Finova Capital, 5.62%, 7/24/97                 $  2,000,000      $     1,993
 ..............................................................................
  Ford Credit Europe, 5.57%, 7/14/97                3,000,000            2,994
 ..............................................................................
  Golden Managers Acceptance, 5.56%, 7/10/97        2,000,000            1,997
 ..............................................................................
  Market Street Funding, 5.60%, 8/13/97             3,000,000            2,980
 ..............................................................................
  Merrill Lynch, 5.57%, 8/20/97                     2,000,000            1,985
 ..............................................................................
  Preferred Receivables Funding, 5.55%,
    7/17 - 7/29/97                                  4,000,000            3,986
 ..............................................................................
  Investments in Commercial Paper through a
        Joint Account 6.05 - 6.20%, 7/1/97          3,025,290            3,025
 ..............................................................................
                                                                        26,930
                                                                   ...........
Total Short-Term Investments (Cost  $34,931)                            34,931
                                                                   ...........

Total Investments in Securities

102.5% of Net Assets (Cost $311,031)                               $   353,958

Other Assets Less Liabilities                                           (8,528)
                                                                   ...........

NET ASSETS                                                         $   345,430
                                                                   -----------
Net Assets Consist of:

Accumulated net investment income - net of distributions           $       170
Accumulated net realized gain/loss - net of distributions               16,171
Net unrealized gain (loss)                                              42,927
Paid-in-capital applicable to 19,035,824 shares of $0.0001 par
value capital stock outstanding; 1,000,000,000 shares authorized   $   286,162
                                                                   ...........

NET ASSETS                                                             345,430
                                                                   -----------

NET ASSET VALUE PER SHARE                                          $     18.15
                                                                   -----------

    * Non-income producing
4(2)  Commercial paper sold within terms of a private
      placement memorandum, exempt from registration
      under section 4.2 of the Securities Act of 1933,
      as amended, and may be sold only to dealers in that
      program or other "accredited investors."
GBP   British sterling


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Value Fund
--------------------------------------------------------------------------------
Unaudited


-----------------------
Statement of Operations
--------------------------------------------------------------------------------
In thousands


                                                           6 Months
                                                              Ended
                                                            6/30/97

Investment Income
Income
    Dividend                                            $     2,642
    Interest                                                    669
                                                        .............
    Total income                                              3,311
                                                        .............
Expenses
    Investment management                                       932
    Shareholder servicing                                       298
    Registration                                                 46
    Prospectus and shareholder reports                           45
    Custody and accounting                                       44
    Legal and audit                                               7
    Directors                                                     3
    Miscellaneous                                                 8
    Reimbursed to manager                                        35
                                                        .............
    Total expenses                                            1,418
                                                        .............
Net investment income                                         1,893
                                                        .............

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
    Securities                                               16,193
    Foreign currency transactions                               (30)
                                                        .............
    Net realized gain (loss)                                 16,163
                                                        .............

Net unrealized gain (loss)
    Securities                                               25,889
    Other assets and liabilities
    denominated in foreign currencies                             1
                                                        .............
    Change in net unrealized gain or loss                    25,890
                                                        .............
Net realized and unrealized gain (loss)                      42,053
                                                        .............

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                  $    43,946
                                                        .............

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Value Fund
--------------------------------------------------------------------------------
Unaudited


----------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                     6 Months             Year
                                                        Ended            Ended
                                                      6/30/97         12/31/96
Increase (Decrease) in Net Assets

Operations
 Net investment income                              $   1,893      $     1,977
 Net realized gain (loss)                              16,163           12,131
 Change in net unrealized gain or loss                 25,890           13,510
                                                    ............................
 Increase (decrease) in net assets from operations     43,946           27,618
                                                    ............................

Distributions to shareholders
 Net investment income                                 (1,877)          (2,279)
 Net realized gain                                     (2,810)          (9,734)
                                                    ............................
 Decrease in net assets from distributions             (4,687)         (12,013)
                                                    ............................

Capital share transactions *
 Shares sold                                          164,198          163,452
 Distributions reinvested                               4,502           11,582
 Shares redeemed                                      (60,529)         (39,776)
                                                    ............................
 Increase (decrease) in net assets from capital
 share transactions                                   108,171          135,258
                                                    ............................
Net equalization                                          154              401
                                                    ............................

Net Assets

Increase (decrease) during period                     147,584          151,264
Beginning of period                                   197,846           46,582
                                                    ............................

End of period                                       $ 345,430      $   197,846
                                                    ----------------------------

*Share information
  Shares sold                                           9,925           10,964
  Distributions reinvested                                270              744
  Shares redeemed                                      (3,713)          (2,680)
                                                    ............................
  Increase (decrease) in shares outstanding             6,482            9,028


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Value Fund
--------------------------------------------------------------------------------
Unaudited                                                          June 30, 1997

-----------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Value Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and commenced operations on September 30, 1994.

Valuation Equity securities are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices.

Short-term debt securities are valued at amortized cost which, when combined with accrued interest, approximates fair value.

For purposes of determining the fund's net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank.

Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Currency Translation Assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

Premiums and Discounts Premiums and discounts on debt securities are amortized for both financial reporting and tax purposes.

Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax

T. Rowe Price Value Fund
--------------------------------------------------------------------------------

regulations and may differ from those determined in accordance with generally accepted accounting principles. The fund follows the practice of equalization, under which undistributed net investment income per share is unaffected by fund shares sold or redeemed.


NOTE 2 - INVESTMENT TRANSACTIONS

Commercial Paper Joint Account The fund, and other affiliated funds, may transfer uninvested cash into a commercial paper joint account, the daily aggregate balance of which is invested in high-grade commercial paper. All securities purchased by the joint account satisfy the fund's criteria as to quality, yield, and liquidity.

Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $187,185,000 and $87,365,000, respectively, for the six months ended June 30, 1997.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

At June 30, 1997, the aggregate cost of investments for federal income tax and financial reporting purposes was $311,031,000, and net unrealized gain aggregated $42,927,000, of which $45,586,000 related to appreciated investments and $2,659,000 to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The investment management agreement between the fund and T. Rowe
Price Associates, Inc. (the manager) provides for an annual investment management fee, of which $210,000 was payable at June 30, 1997. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.35% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or Rowe Price-Fleming International, Inc. (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.30% for assets in excess of $80 billion. At

T. Rowe Price Value Fund
--------------------------------------------------------------------------------

June 30, 1997, and for the six months then ended, the effective annual group fee rate was 0.33%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

Pursuant to a previous investment management agreement, $97,000 of unaccrued 1994-1996 fees and expenses were repaid during the six months ended June 30, 1997, and $140,000 remains subject to reimbursement through December 31, 1998. the fund is required to reimburse the manager for these expenses provided that net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of expenses to average net assets to exceed 1.10%.

In addition, the fund has entered into agreements with the manager and two wholly owned subsidiaries of the manager, pursuant to which the fund receives certain other services. The manager computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $270,000 for the six months ended June 30, 1997, of which $47,000 was payable at period-end.

T. Rowe Price Shareholder Services
--------------------------------------------------------------------------------

Investment Services And Information


KNOWLEDGEABLE SERVICE REPRESENTATIVES

By Phone 1-800-225-5132 Available Monday through Friday from 8 a.m. to 10 p.m. ET and weekends from 8:30 a.m. to 5 p.m. ET.

In Person  Available in T. Rowe Price Investor Centers.


ACCOUNT SERVICES

Checking  Available on most fixed income funds ($500 minimum).

Automatic Investing  From your bank account or paycheck.

Automatic Withdrawal  Scheduled, automatic redemptions.

Distribution Options  Reinvest all, some, or none of your distributions.

Automated 24-Hour Services  Including Tele*Access(R) and T. Rowe Price OnLine.


DISCOUNT BROKERAGE*

Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over regular commission rates.


INVESTMENT INFORMATION

Combined Statement  Overview of your T. Rowe Price accounts.

Shareholder Reports  Fund managers' reviews of their strategies and results.

T. Rowe Price Report Quarterly investment newsletter discussing markets and financial strategies.

Performance Update  Quarterly review of all T. Rowe Price fund results.

Insights  Educational reports on investment strategies and financial markets.

Investment Guides  Asset Mix Worksheet, College Planning Kit, Diversifying
Overseas: A Guide to International Investing, Personal Strategy Planner, Retirees Financial Guide, and Retirement Planning Kit.

*A division of T. Rowe Price Investment Services, Inc. Member NASD/SIPC.

T. Rowe Price Mutual Funds
--------------------------------------------------------------------------------

STOCK FUNDS
 ..................................

Domestic

Blue Chip Growth
Capital Appreciation
Capital Opportunity
Diversified Small-Cap Growth
Dividend Growth
Equity Income
Equity Index
Financial Services
Growth & Income
Growth Stock
Health Sciences
Media & Telecommunications
Mid-Cap Growth
Mid-Cap Value
New America Growth
New Era
New Horizons*
Science & Technology
Small-Cap Stock**
Small-Cap Value*
Spectrum Growth
Value

International/Global

Emerging Markets Stock
European Stock
Global Stock
International Discovery
International Stock
Japan
Latin America
New Asia
Spectrum International


BOND FUNDS
 ..................................

Domestic Taxable

Corporate Income
GNMA
High Yield
New Income
Short-Term Bond
Short-Term U.S. Government
Spectrum Income
Summit GNMA
Summit Limited-Term Bond
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free

California Tax-Free Bond
Florida Insured
Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term
Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal
Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Insured
Intermediate Bond
Tax-Free Short-Intermediate
Virginia Short-Term
Tax-Free Bond
Virginia Tax-Free Bond

 ..................................

International/Global

Global Government Bond
Emerging Markets Bond
International Bond

MONEY MARKET FUNDS
 ..................................

Taxable
Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

Tax-Free

California Tax-Free Money
New York Tax-Free Money
Summit Municipal
Money Market
Tax-Exempt Money

BLENDED ASSET FUNDS
 ..................................

Balanced
Personal Strategy Income
Personal Strategy Balanced
Personal Strategy Growth
Tax-Efficient Balanced

T. ROWE PRICE NO-LOAD
VARIABLE ANNUITY
 ..................................

Equity Income Portfolio
International Stock Portfolio
Limited-Term Bond Portfolio
Mid-Cap Growth Portfolio
New America Growth Portfolio
Personal Strategy Balanced
Portfolio
Prime Reserve Portfolio


 *Closed to new investors.
**Formerly the OTC Fund.

Please call for a prospectus. Read it carefully before you invest or send money.

The T. Rowe Price No-Load Variable Annuity [#V6021] is issued by Security Benefit Life Insurance Company. In New York, it [#FSB201(11-96)] is issued by First Security Benefit Life Insurance Company of New York, White Plains, NY.
T. Rowe Price refers to the underlying portfolios' investment managers and the distributors, T. Rowe Price Investment Services, Inc.; T. Rowe Price Insurance Agency, Inc.; and T. Rowe Price Insurance Agency of Texas, Inc. The Security Benefit Group of Companies and the T. Rowe Price companies are not affiliated. The variable annuity may not be available in all states. The contract has limitations. Call a representative for costs and complete details of the coverage.

For yield, price, last transaction, current balance, or to conduct transactions, 24 hours, 7 days a week, call Tele*Access(R):
1-800-638-2587 toll free

For assistance with your existing fund account, call:
Shareholder Service Center 1-800-225-5132 toll free 410-625-6500 Baltimore area

To open a Discount Brokerage account or obtain information, call:
1-800-638-5660 toll free

Internet address:
www.troweprice.com

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

this report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus of the T. Rowe Price Value Fund.

Investor Centers:
101 East Lombard St.
Baltimore, MD 21202

T. Rowe Price
Financial Center
10090 Red Run Blvd.
Owings Mills, MD 21117

Farragut Square
900 17th Street, N.W.
Washington, D.C. 20006

ARCO Tower
31st Floor
515 South Flower St.
Los Angeles, CA 90071

4200 West Cypress St.
10th Floor
Tampa, FL 33607


[LOGO OF T. ROWE PRICE APPEARS HERE]

T. Rowe Price Investment Services, Inc., Distributor.